PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

Common Stock -99.4%
	Shares	Value
CONSUMER DISCRETIONARY -11.1%
AUTOMOBILES - 1.3%
Winnebago Industries, Inc.	30,067	$1,218,315

DIVERSIFIED CONSUMER SERVICES - 4.7%
Laureate Education, Inc.(a)	71,800	2,417,506
Perdoceo Education Corporation	60,600	1,777,398
		4,194,904
SPECIALTY RETAIL - 5.1%
Abercrombie & Fitch Co.(a)	14,400	1,812,528
American Eagle Outfitters, Inc.	54,900	1,447,713
Buckle, Inc.	25,000	1,335,500
		4,595,741
TOTAL CONSUMER DISCRETIONARY		10,008,960

CONSUMER STAPLES - 3.4%
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.5%
Ingles Markets Inc.	32,283	2,213,000

FOOD PRODUCTS - 0.9%
Ingredion Incorporated	7,800	860,028
TOTAL CONSUMER STAPLES		3,073,028

ENERGY - 3.7%
OIL, GAS & CONSUMABLE FUELS - 3.7%
CVR Energy, Inc.(a)	67,000	1,704,480
Diamondback Energy, Inc.	10,670	1,604,021
		3,308,501
TOTAL ENERGY		3,308,501

	Shares	Value
FINANCIALS - 25.8%
BANKS - 20.5%
BOK Financial Corporation	18,164	$2,151,707
Cullen/Frost Bankers, Inc.	14,600	1,848,798
Home Trust Bancshares, Inc.	48,300	2,074,002
International Bancshares Corporation	30,200	2,006,488
Northeast Bancorp	20,800	2,161,744
OFG Bancorp	46,700	1,913,766
South Plains Financial, Inc.	54,600	2,118,480
Southside Bancshares, Inc.	62,227	1,891,079
The Bank of N.T. Butterfield & Son Limited	45,600	2,271,792
		18,437,856
CONSUMER FINANCE - 2.3%
SLM Corporation	76,000	2,056,560

FINANCIAL SERVICES - 3.0%
EVERTEC Inc.	64,700	1,882,123
NMI Holdings, Inc.(a)	20,400	832,116
		2,714,239
TOTAL FINANCIALS		23,208,655

HEALTH CARE - 8.6%
BIOTECHNOLOGY - 1.3%
Exelixis, Inc.(a)	26,300	1,152,729

HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
Lantheus Holdings, Inc.(a)	32,900	2,189,495

PHARMACEUTICALS - 4.9%
Amphastar Pharmaceuticals, Inc.(a)	35,532	951,547
ANI Pharmaceuticals, Inc.(a)	9,700	765,718
Harmony Biosciences Holdings, Inc.(a)	36,100	1,350,862
Supernus Pharmaceuticals, Inc.(a)	25,800	1,282,260
		4,350,387
TOTAL HEALTH CARE		7,692,611

INDUSTRIALS - 18.5%
AEROSPACE & DEFENSE - 2.0%
V2X, Inc.(a)	33,800	1,843,790

BUILDING PRODUCTS - 1.2%
Carlisle Companies Incorporated	3,512	1,123,348

COMMERCIAL SERVICES & SUPPLIES - 2.1%
Ennis, Inc.	105,100	1,892,851

ELECTRICAL EQUIPMENT - 1.9%
Acuity Brands, Inc.	4,700	1,692,188

	Shares	Value
GROUND TRANSPORTATION - 1.4%
Covenant Logistics Group, Inc,	56,682	$1,249,271

MACHINERY - 2.9%
Allison Transmission Holdings, Inc.	13,600	1,331,440
Wabash National Corporation	144,670	1,251,396
		2,582,836
PROFESSIONAL SERVICES - 3.4%
Barrett Business Services, Inc.	38,800	1,404,948
Kforce, Inc.	22,894	707,882
Maximus Inc.	10,900	940,888
		3,053,718
TRADING COMPANIES & DISTRIBUTORS - 3.6%
Applied Industrial Technologies, Inc.	7,000	1,797,390
DNOW Inc.(a)	107,800	1,428,350
		3,225,740
TOTAL INDUSTRIALS		16,663,742

INFORMATION TECHNOLOGY - 10.6%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 6.3%
Arrow Electronics, Inc.(a)	15,300	1,685,754
Avnet, Inc.	35,600	1,711,648
ePlus, Inc.	26,100	2,288,970
		5,686,372
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
MKS Instruments, Inc.	15,500	2,476,900

SOFTWARE - 1.5%
Progress Software Corporation(a)	31,600	1,357,536
TOTAL INFORMATION TECHNOLOGY		9,520,808

MATERIALS -6.3%
CHEMICALS - 1.8%
Cabot Corporation	23,773	1,575,674

CONSTRUCTION MATERIALS - 1.6%
Eagle Materials Inc.	7,000	1,446,760

CONTAINERS & PACKAGING - 1.0%
Graphic Packaging Holding Co.	58,700	884,022

METALS & MINING - 1.9%
Lundin Mining Corporation	80,400	1,730,231
TOTAL MATERIALS		5,636,687

REAL ESTATE - 8.8%
DIVERSIFIED REITS - 2.0%
Essential Properties Realty Trust, Inc.	60,700	1,800,362

	Shares	Value
HEALTH CARE REITS - 2.2%
Sabra Health Care REIT, Inc.	101,400	$1,920,516

RETAIL REITS - 4.6%
Netstreit Corporation	116,000	2,046,240
Phillips Edison & Company, Inc.	59,600	2,119,972
		4,166,212
TOTAL REAL ESTATE		7,887,090

UTILITIES - 2.6%
MULTI UTILITIES - 2.6%
Black Hills Corporation	33,700	2,339,454
TOTAL UTILITIES		2,339,454

TOTAL COMMON STOCK
(Cost $ 63,435,197)		89,339,536

SHORT TERM INVESTMENTS - 0.6%

	Par Value	Value
Money Market - 0.6%
UMB Money Market Special II, 3.48%(b)	577,185	$577,185
(Cost $ 577,185)

TOTAL INVESTMENTS - 100.0%
(Cost $ 64,012,382 )		89,916,721
OTHER ASSETS & LIABILITIES (NET) - 0.0%		1,339
NET ASSETS - 100%		$89,918,060

(a)	Non-income producing security
(b)	Interest rate reflects seven-day effective yield on December 31, 2025.
(c)	At December 31, 2025, the unrealized appreciation of investments based on aggregate cost for federal tax purposes in the amount of $64,639,623 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$26,824,236
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,547,138)

Net unrealized appreciation/(depreciation)	$25,277,098

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	25.8%
Industrials	18.5%
Consumer Discretionary	11.1%
Information Technology	10.6%
Real Estate	8.8%
Health Care	8.6%
Materials	6.3%
Energy	3.7%
Consumer Staples	3.4%
Utilities	2.6%
Cash and Other Assets (Net)	0.6%
100.0%